Note 20 - Other Liabilities - Actuarial Assumptions (Details)	Dec. 31, 2018	Dec. 31, 2017
Funded post-employment benefits [member]
Statement Line Items [Line Items]
Discount rate		4.00%
Bottom of range [member] | Unfunded post-employment benefits [member]
Statement Line Items [Line Items]
Discount rate	2.00%	1.00%
Rate of compensation increase	0.00%	0.00%
Bottom of range [member] | Funded post-employment benefits [member]
Statement Line Items [Line Items]
Discount rate	4.00%
Rate of compensation increase	0.00%	0.00%
Top of range [member] | Unfunded post-employment benefits [member]
Statement Line Items [Line Items]
Discount rate	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%
Top of range [member] | Funded post-employment benefits [member]
Statement Line Items [Line Items]
Discount rate	5.00%
Rate of compensation increase	3.00%	3.00%